UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07404

Invesco California Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:        02/28

Date of reporting period:      08/31/19

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	August 31, 2019
Invesco California Value Municipal Income Trust
NYSE: VCV

2	Letters to Shareholders
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Schedule of Investments
15	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
25	Approval of Investment Advisory and Sub-Advisory Contracts
27	Proxy Results
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 800 341 2929 to let the Trust know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Trust.
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our Trusts, including performance and holdings.
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco California Value Municipal Income Trust

Trust Performance

Performance summary
Cumulative total returns, February 28, 2019 to August 31, 2019
Trust at NAV	8.43%
Trust at Market Value	14.71
S&P Municipal Bond Index▼ (Broad Market Index)	5.92
S&P Municipal Bond California 5+ Year Investment Grade Index▼ (Style-Specific Index)	7.55
Lipper Closed-End California Municipal Debt Funds Index■ (Peer Group Index)	10.10
Market Price Discount to NAV as of 8/31/19	-0.74
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
    The S&P Municipal Bond California 5+ Year Investment Grade Index tracks the performance of investment grade, California-issued US municipal bonds with maturities equal to or greater than five years.
    The Lipper Closed-End California Municipal Debt Funds Index is an unmanaged index considered representative of closed-end California municipal debt funds tracked by Lipper.
    The Trust is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Trust may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2019, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursu-
ant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.
3	Invesco California Value Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
■	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
■	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium — a market price that is higher than its NAV — you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount — a market price that is lower than its NAV — you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.
4	Invesco California Value Municipal Income Trust

Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.00%(a)
California–147.32%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare);
Series 2012 A, RB	5.00%	08/01/2027	$ 1,000	$ 1,090,080
Series 2014 A, RB	5.00%	08/01/2043	2,000	2,251,620
Alhambra (City of), CA (Atherton Baptist Homes);
Series 2010 A, RB (b)(c)	7.50%	01/01/2020	1,335	1,363,142
Series 2010 A, RB (b)(c)	7.62%	01/01/2020	750	766,118
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	1,120	770,090
Series 2009 B, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2036	1,805	1,200,704
Anaheim City School District (Election of 2002); Series 2007, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2024	4,970	4,608,681
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (f)	5.00%	04/01/2056	6,600	7,993,986
Series 2017, Ref. RB	4.00%	04/01/2037	3,365	3,839,768
Series 2017, Ref. RB	4.00%	04/01/2049	1,240	1,383,952
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	3,956,785
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (e)	0.00%	08/01/2026	1,245	1,130,983
Series 2009, GO Bonds (e)	0.00%	08/01/2028	3,000	2,603,730
Series 2009, GO Bonds (e)	0.00%	08/01/2031	2,010	1,602,010
Series 2009, GO Bonds (e)	0.00%	08/01/2032	430	332,859
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS -AGM)(d)	5.50%	08/01/2020	1,405	1,409,960
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (e)	0.00%	06/01/2055	22,950	1,400,179
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, RB (g)	5.70%	06/01/2046	1,970	1,981,899
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB (e)	0.00%	06/01/2046	10,000	2,128,600
California (State of);
Series 2009, GO Bonds	6.00%	11/01/2035	2,750	2,772,000
Series 2010, GO Bonds	5.50%	03/01/2040	5,955	6,084,879
Series 2010, GO Bonds	5.25%	11/01/2040	4,340	4,542,461
Series 2011, GO Bonds	5.00%	09/01/2032	3,050	3,283,599
Series 2011, GO Bonds	5.00%	10/01/2041	3,500	3,772,335
Series 2012, GO Bonds	5.00%	04/01/2042	4,000	4,374,080
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	2,210	2,427,132
Series 2013, GO Bonds	5.00%	04/01/2037	11,080	12,528,156
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,812,000
Series 2016, GO Bonds (f)	5.00%	09/01/2045	6,600	8,013,324
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	2,630	3,249,681
California (State of) (Green Bonds); Series 2014, GO Bonds	5.00%	10/01/2037	1,755	2,057,264
California (State of) Community College Financing Authority (Orange Coast Properties LLC- Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,595,846
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (h)	5.00%	04/01/2049	4,145	4,661,343
California (State of) Department of Water Resources (Central Valley); Series 2012 AN, RB (b)(c)	5.00%	12/01/2022	1,600	1,815,152
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	3,047,025
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,550,033
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,924,195
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Educational Facilities Authority (Pitzer College);
Series 2009, RB (b)(c)	5.38%	04/01/2020	$ 2,000	$ 2,051,440
Series 2009, RB (b)(c)	6.00%	04/01/2020	1,000	1,029,290
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (f)	5.25%	04/01/2040	8,940	13,806,042
California (State of) Health Facilities Financing Authority; Series 2019, RB	5.00%	11/15/2049	3,310	3,962,798
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB (b)(c)	5.75%	09/01/2019	2,500	2,500,000
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles);
Series 2010, RB (b)(c)	5.25%	07/01/2020	5,050	5,228,820
Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,933,623
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2012, RB (f)	5.00%	08/15/2051	12,000	13,011,720
Series 2017, RB	4.00%	11/15/2047	1,090	1,206,652
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (f)	5.00%	11/15/2036	6,250	6,299,250
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,651,800
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB (b)(c)	5.25%	11/15/2021	4,000	4,378,600
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB (b)(c)	5.50%	08/15/2020	3,500	3,650,465
Series 2012-XM0481, RB (f)	5.25%	08/15/2031	10,000	10,791,000
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	3,305	3,958,465
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB (h)	5.00%	08/01/2049	2,640	2,997,482
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB	6.75%	08/01/2033	1,555	1,744,088
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,590,762
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB (h)	5.00%	06/01/2038	560	661,584
Series 2018 A, RB (h)	5.00%	06/01/2048	1,340	1,556,410
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB (h)	5.00%	11/01/2046	1,200	1,375,992
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, RB	5.25%	08/15/2049	3,700	4,163,351
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	2,188,842
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2043	3,350	4,057,386
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	447,728
Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	4,295,094
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB (b)(c)	5.75%	07/01/2020	3,850	4,000,458
Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,759,320
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,920,424
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (i)	5.00%	12/31/2038	3,995	4,888,482
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2039	1,200	1,441,116
California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB (f)	5.00%	06/01/2042	10,380	12,610,143
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB (h)	5.00%	07/01/2049	1,200	1,354,056
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,150	1,295,682
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS -Cal-Mortgage)(d)	5.00%	07/01/2049	1,250	1,563,425
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB	5.00%	05/15/2049	$ 2,840	$ 3,477,779
Series 2019, RB	5.00%	05/15/2052	2,375	2,903,034
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,383,887
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB	5.00%	08/01/2039	500	579,575
Series 2019, Ref. RB	5.00%	08/01/2048	2,700	3,082,698
California (State of) Pollution Control Finance Authority;
Series 2012, RB (h)(i)	5.00%	07/01/2027	2,500	2,744,000
Series 2012, RB (h)(i)	5.00%	07/01/2037	6,000	6,474,900
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,152,900
California (State of) Public Works Board (Judicial Council); Series 2013 A, RB	5.00%	03/01/2038	5,450	6,122,312
California (State of) Public Works Board (Various Capital); Series 2012 G, Ref. RB	5.00%	11/01/2032	1,500	1,671,240
California (State of) Public Works Board (Various State Universities);
Series 2013 H, RB (b)(c)	5.00%	09/01/2023	8,345	9,722,843
Series 2013 H, RB (b)(c)	5.00%	09/01/2023	2,000	2,330,220
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,302,540
Series 2015, RB (h)	5.00%	07/01/2045	2,635	2,975,969
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. RB (h)	5.00%	08/01/2046	1,500	1,690,305
California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB (h)	5.00%	08/01/2048	1,750	2,080,820
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB	5.00%	07/01/2034	600	678,714
Series 2014 A, RB	5.13%	07/01/2044	750	839,858
Series 2015 A, RB (h)	5.00%	07/01/2045	1,150	1,305,468
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB (h)	5.00%	07/01/2039	750	926,160
California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	3,080	3,308,906
Series 2012, RB	5.50%	06/01/2042	450	481,707
California (State of) Statewide Communities Development Authority; Series 2011, RB	6.75%	07/01/2031	1,425	1,524,394
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	2,082,799
Series 2015, Ref. RB	5.00%	03/01/2045	5,585	6,579,465
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, RB	6.37%	07/01/2047	2,060	2,218,393
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	4,000	4,015,800
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	6.37%	11/01/2043	4,035	4,706,020
Series 2017 A, Ref. RB (h)	5.00%	11/01/2041	1,000	1,171,360
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	4,325	4,524,685
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	5,436,872
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS -AGM)(d)	5.25%	10/01/2043	1,500	1,711,350
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,479,025
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	5,000	5,451,600
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB (h)	5.00%	06/01/2046	2,000	2,243,720
Series 2019, RB (h)	5.00%	06/01/2039	375	442,796
Series 2019, RB (h)	5.00%	06/01/2051	1,145	1,332,940
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	$ 3,500	$ 3,953,985
California (State of) Statewide Communities Development Authority (Methodist Hospital of Sothern California); Series 2018; RB	5.00%	01/01/2048	1,005	1,193,819
California (State of) Statewide Communities Development Authority (NCCD—Hooper Street LLC—California College of the Arts); Series 2019, RB (h)	5.25%	07/01/2039	910	1,072,044
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB (h)	5.25%	07/01/2049	2,500	2,901,575
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, RB (h)	7.25%	11/15/2041	2,000	2,024,480
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB (f)	5.00%	12/01/2041	10,090	10,855,427
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2017, RB	5.00%	05/15/2050	3,500	4,161,885
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, RB (e)	0.00%	06/01/2046	17,000	3,278,790
California Infrastructure & Economic Development Bank; Series 2003 A, RB (b)(c)	5.00%	01/01/2028	1,500	1,978,200
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/2039	3,000	3,340,170
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	3,148,530
California State University;
Series 2012 A, RB (f)	5.00%	11/01/2037	2,010	2,242,778
Series 2015 A, Ref. RB	5.00%	11/01/2043	3,000	3,579,540
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	4,155,780
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	625	520,306
Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,754,865
Compton Unified School District; Series 2019 B, GO Bonds (INS -BAM)(d)	4.00%	06/01/2049	2,705	3,028,761
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB	5.00%	09/01/2027	1,000	1,148,440
Series 2013, Ref. RB	5.00%	09/01/2029	1,720	1,967,353
Series 2013, Ref. RB	5.00%	09/01/2032	1,000	1,141,300
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,825	1,828,321
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (e)	0.00%	08/01/2039	4,420	2,588,396
Series 2009, GO Bonds (e)	0.00%	08/01/2048	2,860	1,216,901
East Bay Municipal Utility District; Series 2010 A, Ref. RB (f)	5.00%	06/01/2036	2,745	2,829,436
Eden (Township of), CA Healthcare District;
Series 2010, Ref. COP (b)(c)	6.00%	06/01/2020	1,500	1,555,485
Series 2010, Ref. COP (b)(c)	6.12%	06/01/2020	500	518,955
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	2,735	2,129,033
Series 2009 A, GO Bonds (e)	0.00%	08/01/2033	615	450,248
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,717,295
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,130,160
Foothill-De Anza Community College District; Series 2011 C, GO Bonds (f)	5.00%	08/01/2040	13,500	14,574,330
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB (b)(c)(e)	0.00%	01/01/2027	2,950	2,688,748
Series 2015, Ref. RB (INS -AGM)(d)(e)	0.00%	01/15/2035	6,245	4,220,433
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	2,164,858
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,378,181
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	1,230	1,230,640
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds (b)(c)(e)	0.00%	08/01/2029	$ 85	$ 73,590
Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2029	665	548,738
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,000	3,432,300
Series 2015 A, Ref. RB	5.00%	06/01/2040	1,805	2,130,243
Series 2015 A, Ref. RB	5.00%	06/01/2045	2,200	2,582,316
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,500	1,813,995
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	7,370	7,559,114
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	10,920	11,200,207
Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2024	3,000	2,803,680
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, RB (e)	0.00%	06/01/2036	15,000	5,037,600
Series 2007 C-2, RB (e)	0.00%	06/01/2047	35,000	5,549,600
Irvine (City of), CA (Reassessment District No. 12-1);
Series 2012, RB	5.00%	09/02/2024	1,145	1,278,198
Series 2012, RB	5.00%	09/02/2025	500	557,655
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2012, RB	5.00%	09/02/2025	355	409,315
Series 2012, RB	5.00%	09/02/2026	400	460,508
Series 2012, RB	5.00%	09/02/2027	325	372,509
Series 2012, RB	5.00%	09/02/2028	350	399,655
Series 2012, RB	5.00%	09/02/2029	705	803,714
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	1,055	1,176,441
Series 2014, RB	5.00%	09/01/2049	1,055	1,172,147
Irvine Ranch Water District; Series 2016, RB (f)	5.25%	02/01/2046	8,175	10,056,803
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS -BAM)(d)	5.00%	09/01/2038	1,500	1,740,870
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	586,485
Series 2018 A, Ref. RB	5.00%	09/01/2049	1,575	1,843,254
La Quinta (City of), CA Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. RB	5.00%	09/01/2027	1,000	1,145,070
Series 2013 A, Ref. RB	5.00%	09/01/2028	4,000	4,575,240
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	1,590	1,632,771
Series 2015, RB	5.00%	05/15/2026	1,000	1,154,920
Series 2015, RB	5.00%	05/15/2045	4,185	4,756,252
Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,005,960
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	2,144,964
Long Beach Unified School District; Series 2012, Ref. GO Bonds (f)	5.00%	08/01/2031	11,625	12,920,025
Los Alamitos Unified School District; Series 2013, GO Bonds (g)	6.01%	08/01/2040	3,340	3,330,848
Los Angeles (City of), CA (Sonnenblick Del Rio); Series 2000, COP (INS -AMBAC)(d)	6.00%	11/01/2019	815	818,056
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	1,000	1,175,920
Series 2014, Ref. RB	5.00%	09/01/2030	1,000	1,171,920
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 A, RB (f)	5.00%	05/15/2035	6,000	6,167,520
Series 2010 D, RB (f)	5.25%	05/15/2033	10,000	10,300,100
Series 2017 A, RB (i)	5.00%	05/15/2037	1,500	1,820,700
Series 2017 A, RB (i)	5.00%	05/15/2042	1,000	1,201,930
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Water & Power;
Series 2002 A, Ref. VRD RB (j)	1.03%	07/01/2035	$ 8,150	$ 8,150,000
Series 2011 A, RB (b)(c)	5.00%	07/01/2021	130	139,772
Series 2011 A, RB (f)	5.00%	07/01/2022	9,200	9,888,160
Series 2011 A, RB	5.25%	07/01/2039	2,000	2,108,460
Series 2012 A, RB (f)	5.00%	07/01/2043	5,250	5,807,550
Series 2012-XM0482, RB (f)	5.00%	06/01/2032	10,000	11,045,600
Series 2013 B, RB	5.00%	07/01/2027	3,000	3,461,250
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS -AMBAC)(d)(e)	0.00%	08/01/2026	1,200	1,058,448
Marin (County of), CA Water District Financing Authority;
Series 2012 A, RB	5.00%	07/01/2044	4,000	4,419,160
Series 2017, RB (f)	5.00%	07/01/2047	6,035	7,385,030
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2034	850	593,139
Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS -AMBAC)(d)	5.00%	11/01/2023	2,990	3,124,819
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2031	2,000	1,529,620
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS -AMBAC)(d)(e)	0.00%	08/01/2029	1,250	1,043,675
M-S-R Energy Authority; Series 2009 B, RB	6.12%	11/01/2029	1,000	1,296,100
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (g)	6.25%	08/01/2043	4,000	4,080,000
Murrieta (City of), CA Public Financing Authority;
Series 2012, Ref. RB	5.00%	09/01/2025	975	1,077,902
Series 2012, Ref. RB	5.00%	09/01/2026	1,000	1,105,210
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, GO Bonds (INS -AGM)(d)(e)	0.00%	09/01/2031	6,670	5,173,452
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (b)(c)	7.00%	08/01/2021	750	836,640
North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,914,150
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	1,877,548
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2039	1,500	1,801,155
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2029	6,000	4,994,940
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2028	670	570,311
Oakland (Port of), CA; Series 2012 P, Ref. RB (i)	5.00%	05/01/2028	3,000	3,286,920
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	2,430	2,850,827
Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,086,630
Series 2014 A, Ref. RB	5.00%	08/15/2034	1,000	1,085,330
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	310,624
Series 2015 A, RB	5.25%	08/15/2045	3,555	4,089,992
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,460,800
Oroville (City of), CA (Oroville Hospital);
Series 2019, RB	5.25%	04/01/2039	1,175	1,435,709
Series 2019, RB	5.25%	04/01/2049	5,835	7,006,668
Palomar Community College District; Series 2010, GO Bonds (g)	6.37%	08/01/2045	6,670	6,691,544
Palomar Pomerado Health; Series 2009, COP (b)(c)	6.75%	11/01/2019	3,000	3,027,060
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS -AGC)(d)(e)	0.00%	07/01/2049	8,440	3,158,501
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2032	1,425	1,542,491
Series 2012, Ref. RB	5.00%	09/01/2037	1,495	1,609,696
Regents of the University of California;
Series 2013 AI, RB (f)	5.00%	05/15/2038	6,000	6,780,000
Series 2016 L, Ref. RB (f)	5.00%	05/15/2041	6,580	7,830,924
Series 2018 O, Ref. RB	5.00%	05/15/2048	10,000	12,380,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	$ 2,760	$ 3,145,020
Series 2015, RB	5.00%	09/01/2044	1,500	1,703,895
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Ref. RB (INS -BAM)(d)	5.00%	10/01/2035	1,370	1,684,812
Riverside (County of), CA Transportation Commission; Series 2010 A, RB (b)(c)	5.00%	06/01/2020	2,000	2,060,000
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,900,003
Roseville Joint Union High School District; Series 1995 B, GO Bonds (INS -NATL)(d)(e)	0.00%	06/01/2020	320	316,941
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,660,660
Sacramento (City of), CA Municipal Utility District;
Series 2011 X, Ref. RB (b)(c)	5.00%	08/15/2021	730	787,787
Series 2011 X, Ref. RB	5.00%	08/15/2027	2,120	2,286,484
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2040	5,000	5,149,550
Series 2018 C, Ref. RB (i)	5.00%	07/01/2039	3,315	4,072,676
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/2026	1,500	1,636,050
San Diego (City of), CA Public Facilities Financing Authority; Subseries 2012 A, Ref. RB	5.00%	08/01/2032	5,000	5,549,400
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement); Series 2012 A, RB	5.00%	04/15/2037	3,000	3,303,360
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	2,175	2,184,026
San Diego (City of), CA Regional Building Authority (County Operations Center); Series 2016 A, Ref. RB	5.00%	10/15/2035	1,500	1,821,570
San Diego (County of), CA Regional Airport Authority;
Series 2010 A, RB	5.00%	07/01/2034	4,880	5,035,818
Series 2010 A, RB	5.00%	07/01/2040	2,500	2,574,775
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB (f)	5.00%	04/01/2048	7,020	8,064,927
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2010 F, RB	5.00%	05/01/2040	4,000	4,096,640
Series 2011 C, Ref. RB (i)	5.00%	05/01/2023	3,000	3,187,200
Series 2011 F, Ref. RB (i)	5.00%	05/01/2025	5,000	5,309,450
Series 2011 G, Ref. RB (b)(c)	5.25%	05/03/2021	2,170	2,325,893
Series 2011 G, Ref. RB	5.25%	05/01/2028	830	887,320
Series 2018 D, RB (f)(i)	5.25%	05/01/2048	10,500	12,980,835
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (f)	5.00%	11/01/2036	6,300	6,844,761
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, RB (b)(c)	6.50%	02/01/2021	400	431,568
Series 2011 C, RB (b)(c)	6.75%	02/01/2021	500	541,205
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	260,495
Series 2014 A, RB	5.00%	08/01/2028	370	437,466
Series 2014 A, RB	5.00%	08/01/2029	450	531,527
Series 2014 A, RB	5.00%	08/01/2032	785	921,700
Series 2014 A, RB	5.00%	08/01/2033	375	439,699
Series 2014 A, RB	5.00%	08/01/2043	1,000	1,147,160
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,774,858
San Francisco (City of), CA Bay Area Rapid Transit District;
Series 2010, Ref. RB (b)(c)	5.00%	07/01/2020	1,000	1,033,780
Series 2012 A, RB	5.00%	07/01/2036	6,565	7,275,793
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2004); Series 2013 C, GO Bonds (f)	5.00%	08/01/2037	5,000	5,779,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, GO Bonds (f)	5.00%	08/01/2047	$ 6,575	$ 8,114,010
San Francisco (City of), CA Utilities Commission; Series 2012, RB	5.00%	11/01/2036	5,000	5,493,400
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. RB	5.00%	01/15/2044	3,275	3,763,761
San Jose (City of), CA Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/2039	5,000	5,669,300
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(d)(e)	0.00%	09/01/2032	1,000	765,580
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS -AGM)(d)	5.00%	08/01/2030	2,500	2,673,250
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	3,330	4,256,273
Sanger Unified School District; Series 1999, Ref. GO Bonds (INS -NATL)(d)	5.60%	08/01/2023	620	655,272
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS -AGM)(d)(e)	0.00%	04/01/2036	1,000	625,710
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	1,915	2,134,440
Series 2013, RB	5.63%	09/01/2043	2,880	3,210,307
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (e)	0.00%	06/01/2036	7,000	2,765,630
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2028	1,520	1,303,005
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2029	5,000	4,162,450
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2030	1,210	975,599
South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2028	750	822,750
Series 2014 A, Ref. RB	5.00%	08/15/2029	900	984,654
Series 2014 A, Ref. RB	5.00%	08/15/2030	1,000	1,091,500
Series 2014 A, Ref. RB	5.00%	08/15/2032	1,680	1,826,580
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,086,220
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB (f)	5.25%	07/01/2031	2,850	3,062,012
Series 2011-1, RB (f)	5.25%	07/01/2029	2,850	3,063,095
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, RB	5.00%	06/01/2037	1,640	1,646,970
Series 2006 A-1, RB	5.13%	06/01/2046	8,730	8,748,246
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improments -East); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,635,600
Tustin (City of), CA Public Financing Authority; Series 2011 A, RB (b)(c)	5.00%	04/01/2021	3,500	3,730,160
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS -BAM)(d)	5.00%	09/01/2038	7,000	8,225,070
University of California; Series 2013 AL-2, Ref. VRD RB (j)	1.00%	05/15/2048	3,700	3,700,000
Vernon (City of), CA; Series 2009 A, RB	5.13%	08/01/2021	730	732,475
West Contra Costa Unified School District; Series 2005, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2025	5,000	4,559,750
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2032	9,370	7,142,845
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2048	1,750	2,021,285
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2022	2,655	2,558,491
				957,901,027
Guam–4.68%
Guam (Territory of); Series 2011 A, RB	5.25%	01/01/2036	3,000	3,182,730
Guam (Territory of) (Section 30);
Series 2009 A, RB (b)(c)	5.38%	12/01/2019	3,150	3,183,264
Series 2009 A, RB (b)(c)	5.62%	12/01/2019	595	601,640
Series 2016 A, Ref. RB	5.00%	12/01/2031	4,000	4,635,760
Guam (Territory of) International Airport Authority; Series 2013 C, RB (i)	6.37%	10/01/2043	3,000	3,517,170
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS -AGM)(d)	5.00%	10/01/2026	$ 2,500	$ 2,778,550
Series 2012 A, Ref. RB (INS -AGM)(d)	5.00%	10/01/2027	1,500	1,664,775
Series 2012 A, Ref. RB (INS -AGM)(d)	5.00%	10/01/2030	4,000	4,424,760
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2035	1,800	2,002,842
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	3,675	4,406,031
				30,397,522
Virgin Islands–1.22%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	1,720	1,642,601
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (h)	5.00%	09/01/2030	2,000	2,252,899
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029	2,280	2,285,882
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	1,665	1,660,838
Series 2010 A, RB	5.00%	10/01/2029	85	84,788
				7,927,008
Puerto Rico–0.78%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039	1,860	1,891,806
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(d)	5.25%	07/01/2030	1,150	1,247,796
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (e)	0.00%	07/01/2029	1,280	941,555
Series 2018 A-1, RB (e)	0.00%	07/01/2031	1,500	1,016,910
				5,098,067
TOTAL INVESTMENTS IN SECURITIES(k)–154.00% (Cost $907,519,650)				1,001,323,624
FLOATING RATE NOTE OBLIGATIONS–(23.43)%
Notes with interest and fee rates ranging from 1.83% to 2.12% at 08/31/2019 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2056 (See Note 1J)(l)				(152,375,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.03)%				(208,283,107)
OTHER ASSETS LESS LIABILITIES–1.46%				9,553,834
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$ 650,219,351
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $44,246,303, which represented 6.80% of the Trust’s Net Assets.
(i)	Security subject to the alternative minimum tax.
(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2019. At August 31, 2019, the Trust’s investments with a value of $239,118,038 are held by TOB Trusts and serve as collateral for the $152,375,000 in the floating rate note obligations outstanding at that date.
Portfolio Composition
By credit sector, based on total investments
As of August 31, 2019
Revenue Bonds	72.5%
General Obligation Bonds	19.3
Pre-Refunded Bonds	7.5
Other	0.7
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco California Value Municipal Income Trust

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $907,519,650)	$1,001,323,624
Cash	11,181
Receivable for:
Investments sold	316,631
Interest	9,976,479
Investment for trustee deferred compensation and retirement plans	49,742
Other assets	17,259
Total assets	1,011,694,916
Liabilities:
Floating rate note obligations	152,375,000
Variable rate muni term preferred shares ($0.01 par value, 2,083 shares issued with liquidation preference of $100,000 per share)	208,283,107
Payable for:
Dividends	50,807
Accrued fees to affiliates	7,847
Accrued interest expense	416,942
Accrued trustees’ and officers’ fees and benefits	3,546
Accrued other operating expenses	190,978
Trustee deferred compensation and retirement plans	147,338
Total liabilities	361,475,565
Net assets applicable to common shares	$ 650,219,351
Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$ 581,493,304
Distributable earnings	68,726,047
$ 650,219,351
Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,865,334
Net asset value per common share	$ 13.58
Market value per common share	$ 13.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco California Value Municipal Income Trust

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$ 20,661,362
Expenses:
Advisory fees	2,739,792
Administrative services fees	44,509
Custodian fees	6,957
Interest, facilities and maintenance fees	4,831,546
Transfer agent fees	50,511
Trustees’ and officers’ fees and benefits	15,781
Registration and filing fees	21,231
Reports to shareholders	26,859
Professional services fees	81,107
Other	19,311
Total expenses	7,837,604
Net investment income	12,823,758
Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	(414,693)
Change in net unrealized appreciation of Investment securities	38,486,589
Net realized and unrealized gain	38,071,896
Net increase in net assets resulting from operations applicable to common shares	$ 50,895,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco California Value Municipal Income Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 12,823,758	$ 27,831,185
Net realized gain (loss)	(414,693)	(1,336,642)
Change in net unrealized appreciation (depreciation)	38,486,589	(6,526,617)
Net increase in net assets resulting from operations applicable to common shares	50,895,654	19,967,926
Distributions to common shareholders from distributable earnings	(13,813,935)	(28,366,475)
Return of capital applicable to common shares	—	(927,111)
Total distributions	(13,813,935)	(29,293,586)
Net increase (decrease) in net assets applicable to common shares	37,081,719	(9,325,660)
Net assets applicable to common shares:
Beginning of period	613,137,632	622,463,292
End of period	$650,219,351	$ 613,137,632
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco California Value Municipal Income Trust

Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$ 50,895,654
Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(36,265,130)
Proceeds from sales of investments	60,249,478
Purchases of short-term investments, net	(11,850,000)
Amortization of premium on investment securities	2,456,520
Accretion of discount on investment securities	(2,274,349)
Decrease in receivables and other assets	384,570
Increase in accrued expenses and other payables	93,133
Net realized loss from investment securities	414,693
Net change in unrealized appreciation on investment securities	(38,486,589)
Net cash provided by operating activities	25,617,980
Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(13,821,550)
Decrease in payable for amount due custodian	(1,540,249)
Proceeds of TOB Trusts	9,390,000
Repayments of TOB Trusts	(19,635,000)
Net cash provided by (used in) financing activities	(25,606,799)
Net increase in cash and cash equivalents	11,181
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$ 11,181
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 4,832,231
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco California Value Municipal Income Trust

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.
	Six Months Ended August 31, 2019	Years Ended February 28,			Year Ended February 29, 2016	Year Ended February 28, 2015
		2019	2018	2017
Net asset value per common share, beginning of period	$ 12.81	$ 13.00	$ 13.28	$ 13.95	$ 13.83	$ 12.88
Net investment income(a)	0.27	0.58	0.64	0.70	0.78	0.79
Net gains (losses) on securities (both realized and unrealized)	0.79	(0.16)	(0.28)	(0.68)	0.13	0.95
Total from investment operations	1.06	0.42	0.36	0.02	0.91	1.74
Less:
Dividends paid to common shareholders from net investment income	(0.29)	(0.59)	(0.64)	(0.69)	(0.79)	(0.79)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.29)	(0.61)	(0.64)	(0.69)	(0.79)	(0.79)
Net asset value per common share, end of period	$ 13.58	$ 12.81	$ 13.00	$ 13.28	$ 13.95	$ 13.83
Market value per common share, end of period	$ 13.48	$ 12.02	$ 11.86	$ 12.40	$ 13.49	$ 13.20
Total return at net asset value(b)	8.43%	3.81%	3.00%	0.20%	7.20%	14.37%
Total return at market value(c)	14.71%	6.77%	0.63%	(3.25)%	8.62%	19.16%
Net assets applicable to common shares, end of period (000’s omitted)	$650,219	$613,138	$622,463	$635,426	$ 667,385	$ 662,086
Portfolio turnover rate(d)	3%	14%	13%	8%	11%	8%
Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.47% (e)	2.16%	2.16%	1.64%	1.12%	1.05%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.95% (e)	0.98%	0.99%	0.82%	0.68%	0.53%
Without fee waivers and/or expense reimbursements	2.47% (e)	2.16%	2.16%	1.76%	1.40%	1.48%
Ratio of net investment income to average net assets	4.04% (e)	4.53%	4.82%	5.03%	5.72%	5.86%
Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$208,300	$208,300	$208,300	$188,300	$188,300	$188,300
Asset coverage per preferred share(f)	$412,155	$394,353	$398,830	$437,454	$454,427	$ 451,602
Liquidating preference per preferred share	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $631,793.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco California Value Municipal Income Trust

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco California Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in California municipal securities rated investment grade at the time of investment.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
20	Invesco California Value Municipal Income Trust

F.	Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares ("VMTP Shares"), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded
21	Invesco California Value Municipal Income Trust

role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
K.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2019, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those
22	Invesco California Value Municipal Income Trust

securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2019, the Trust engaged in securities purchases of $10,704,170 and securities sales of $8,307,318, which did not result in any net realized gains (losses).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and "Trustees’ and Officers’ Fees and Benefits" includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6—Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Trust may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2019 were $156,782,143 and 2.67%, respectively.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$8,556,210	$12,282,478	$20,838,688

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2019 was $33,797,398 and $60,566,109, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 96,590,868
Aggregate unrealized (depreciation) of investments	(5,482,844)
Net unrealized appreciation of investments	$91,108,024
Cost of investments for tax purposes is $910,215,600.
23	Invesco California Value Municipal Income Trust

NOTE 9—Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:
	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Beginning shares	47,865,334	47,865,334
Shares issued through dividend reinvestment	—	—
Ending shares	47,865,334	47,865,334
The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10—Variable Rate Muni Term Preferred Shares
On May 15, 2012, the Trust issued 1,160 Series 2015/6-VCV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 15, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 723 Series 2015/6-VCV VMTP Shares in connection with the reorganization of Invesco California Municipal Income Trust and Invesco California Quality Municipal Securities into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On June 1, 2017, the Trust issued an additional 200 Series 2015/6-VCV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act.
The Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on June 1, 2020, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.
The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the "SIFMA" Index). As of August 31, 2019, the dividend rate is equal to the SIFMA Index plus a spread of 1.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2019 were $208,300,000 and 2.57%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the "spread" on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.
NOTE 11—Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2019:
Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2019	$0.0481	September 18, 2019	September 30, 2019
October 1, 2019	$0.0430	October 16, 2019	October 31, 2019
24	Invesco California Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Invesco California Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End California Municipal Funds Index. The Board noted that the Fund’s performance was in the second quintile for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual

25                         Invesco California Value Municipal Income Trust

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

26                         Invesco California Value Municipal Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco California Value Municipal Income Trust (the “Fund”) was held on August 9, 2019. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Cynthia Hostetler	44,397,290.51	940,405.78
	Eli Jones	44,351,365.51	986,330.78
	Ann Barnett Stern	44,353,399.51	984,296.78
	Raymond Stickel, Jr.	44,084,170.51	1,253,525.78
(2).	Prema Mathai-Davis	2,083.00	0.00

27                         Invesco California Value Municipal Income Trust

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
SEC file number: 811-07404	VK-CE-CAVMI-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco California Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019